Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Deferred Tax Assets Recognized for Tax Loss Carryforwards (Details) - EUR (€)		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
USA [Member]
Germany
Deferred tax assets		€ 21,137	€ 20,330	€ 16,281
Expiration		Non-expiring	Non-expiring	Non-expiring
Ireland [Member]
Germany
Deferred tax assets	[1]	€ 4,462	€ 3,699	€ 4,616
Expiration	[1]	Non-expiring	Non-expiring	Non-expiring
Austria [Member]
Germany
Deferred tax assets		€ 455,000
Expiration		Non-expiring
thereof corporation tax [Member]
Germany
Deferred tax assets		€ 148,945	€ 114,590	€ 114,803
Expiration		Non-expiring	Non-expiring	Non-expiring
thereof trade tax [Member]
Germany
Deferred tax assets		€ 146,512	€ 108,689	€ 112,540
Expiration		Non-expiring	Non-expiring	Non-expiring
thereof interest carryforward [Member]
Germany
Deferred tax assets		€ 9,262
Expiration		Non-expiring

[1]	Amount relates to management expenses that can be set-off against future profits